SUPPLEMENT

Dated October 4, 2007

to the

Class IA Shares Prospectuses dated May 1, 2007

Class IB Shares Prospectuses dated May 1, 2007

(collectively, the “Prospectuses”)

for Hartford HLS Funds

The Prospectuses are revised as follows effective October 15, 2007:

Hartford International Stock HLS Fund

Hartford International Opportunities HLS Fund

At a Special Meeting of Shareholders held on September 25, 2007, the shareholders of Hartford International Stock HLS Fund (“International Stock Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the International Stock Fund with and into the Hartford International Opportunities HLS Fund (“International Opportunities Fund”) (the “Reorganization”).  The Reorganization Agreement contemplates (1) the transfer of all of the assets of the International Stock Fund to the International Opportunities Fund in exchange for shares of the International Opportunities Fund having equivalent value; (2) the assumption by the International Opportunities Fund of all of the liabilities of the International Stock Fund; and (3) the distribution of shares of the International Opportunities Fund to the shareholders of the International Stock Fund in complete liquidation of the International Stock Fund.  Each shareholder of the International Stock Fund will receive shares of the International Opportunities Fund having value equivalent to shares of the International Stock Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 12, 2007.  Following the Reorganization, the International Stock Fund will no longer exist.  Accordingly, all references and disclosures concerning the International Stock Fund are hereby deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

Dated October 4, 2007

to the Combined Statement of Additional Information

(the “SAI”)

for Hartford HLS Funds

dated May 1, 2007

The SAI is revised as follows effective October 15, 2007:

Hartford International Stock HLS Fund

Hartford International Opportunities HLS Fund

At a Special Meeting of Shareholders held on September 25, 2007, the shareholders of Hartford International Stock HLS Fund (“International Stock Fund”) approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) in connection with the reorganization of the International Stock Fund with and into the Hartford International Opportunities HLS Fund (“International Opportunities Fund”) (the “Reorganization”).  The Reorganization Agreement contemplates 1) the transfer of all of the assets of the International Stock Fund to the International Opportunities Fund in exchange for shares of the International Opportunities Fund having equivalent value; (2) the assumption by the International Opportunities Fund of all of the liabilities of the International Stock Fund; and (3) the distribution of shares of the International Opportunities Fund to the shareholders of the International Stock Fund in complete liquidation of the International Stock Fund.  Each shareholder of the International Stock Fund will receive shares of the International Opportunities Fund having value equivalent to shares of the International Stock Fund held by that shareholder as of the closing date of the Reorganization.

The Reorganization contemplated by the Reorganization Agreement will be effected on or about October 12, 2007.  Following the Reorganization, the International Stock Fund will no longer exist.  Accordingly, all references and disclosures concerning the International Stock Fund are hereby deleted.

This Supplement should be retained with your SAI for future reference.